Changes in Significant Accounting Policies - Summary of Reconciliation of operating lease to lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Operating Lease Liabilities [Line Items]
Operating lease commitments as at December 31, 2018 as disclosed under IAS 17 in the Group's consolidated financial statements		€ 80,740
Effect due to discounted using the incremental borrowing rate as at January 1, 2019		63,320
Effect due to recognition exemption for leases of low-value assets		(33)
Effect due to recognition exemption for leases with less than 12 months of lease term at transition		(1,744)
Effect due to extension options and other		(4,785)
Lease liabilities recognised as at January 1, 2019	€ 57,367		€ 56,758